Schedule of Condensed Consolidating and Combining Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 540.2	$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0	$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales	284.6					270.5					1,179.6	1,091.4	1,106.9
Gross profit	255.6	252.1	265.8	[1]	273.5	233.5	233.3	243.2	253.5	234.8	1,024.9	964.8	914.9
Selling, general and administrative expenses	146.2					146.8					609.9	551.7	532.5
Research and development expenses	39.0					38.4					165.7	144.1	141.5
Separation costs	2.2					12.0					74.2	25.5	2.9
Restructuring charges, net	8.0					0.2					33.2	11.2	8.4
Gains on divestiture and license	(12.9)					(0.7)					(2.9)	(2.9)	(11.1)
Operating (loss) income	73.1					36.8					144.8	235.2	240.7
Interest expense	(9.8)					(0.1)					(19.5)	(0.5)	(0.6)
Interest income	0.3					0					0.3	0.4	0.2
Other income (expense), net	(0.6)					0.2					0.8	1.0	2.9
Intercompany interest and fees	0										0
Equity in net income of subsidiaries	0										0
Income from continuing operations before income taxes	63.0					36.9					126.4	236.1	243.2
Income tax (benefit) expense	16.6					17.1					68.6	94.8	86.2
Income from continuing operations	46.4	31.2	(27.7)	[1]	34.5	19.8	27.3	35.1	42.3	36.6	57.8	141.3	157.0
Income from discontinued operations, net of income taxes	(0.8)	2.3	(0.2)	[1]	(0.5)	(0.6)	(1.1)	(1.9)	(3.4)	(0.3)	1.0	(6.7)	(6.3)
Net income	45.6	33.5	(27.9)	[1]	34.0	19.2	26.2	33.2	38.9	36.3	58.8	134.6	150.7
Other comprehensive income (loss), net of tax	0.2					0.6					28.4	(13.6)	11.9
Comprehensive income	45.8					19.8					87.2	121.0	162.6
Mallinckrodt plc
Condensed Income Statements, Captions [Line Items]
Net sales	0										0
Cost of sales	0										0
Gross profit	0										0
Selling, general and administrative expenses	4.0										5.4
Research and development expenses	0										0
Separation costs	0.8										3.2
Restructuring charges, net	0										0
Gains on divestiture and license	0										0
Operating (loss) income	(4.8)										(8.6)
Interest expense	0										0
Interest income	0										0
Other income (expense), net	0.7										0.2
Intercompany interest and fees	(3.1)										(9.5)
Equity in net income of subsidiaries	52.6										76.4
Income from continuing operations before income taxes	45.4										58.5
Income tax (benefit) expense	(0.2)										(0.3)
Income from continuing operations	45.6										58.8
Income from discontinued operations, net of income taxes	0										0
Net income	45.6										58.8
Other comprehensive income (loss), net of tax	0.2										28.4
Comprehensive income	45.8										87.2
Mallinckrodt International Finance S.A.
Condensed Income Statements, Captions [Line Items]
Net sales	0										0
Cost of sales	0										0
Gross profit	0										0
Selling, general and administrative expenses	0.1										0.1
Research and development expenses	0										0
Separation costs	0										0.6
Restructuring charges, net	0										0
Gains on divestiture and license	0										0
Operating (loss) income	(0.1)										(0.7)
Interest expense	(10.5)										(19.6)
Interest income	0										0
Other income (expense), net	0										0
Intercompany interest and fees	0										0
Equity in net income of subsidiaries	63.2										96.7
Income from continuing operations before income taxes	52.6										76.4
Income tax (benefit) expense	0										0
Income from continuing operations	52.6										76.4
Income from discontinued operations, net of income taxes	0										0
Net income	52.6										76.4
Other comprehensive income (loss), net of tax	0.2										28.4
Comprehensive income	52.8										104.8
Other Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales	540.2										2,204.5
Cost of sales	284.6										1,179.6
Gross profit	255.6										1,024.9
Selling, general and administrative expenses	142.1										604.4
Research and development expenses	39.0										165.7
Separation costs	1.4										70.4
Restructuring charges, net	8.0										33.2
Gains on divestiture and license	(12.9)										(2.9)
Operating (loss) income	78.0										154.1
Interest expense	0.7										0.1
Interest income	0.3										0.3
Other income (expense), net	(1.3)										0.6
Intercompany interest and fees	3.1										9.5
Equity in net income of subsidiaries	0										0
Income from continuing operations before income taxes	80.8										164.6
Income tax (benefit) expense	16.8										68.9
Income from continuing operations	64.0										95.7
Income from discontinued operations, net of income taxes	(0.8)										1.0
Net income	63.2										96.7
Other comprehensive income (loss), net of tax	0.1										35.7
Comprehensive income	63.3										132.4
Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales	0										0
Cost of sales	0										0
Gross profit	0										0
Selling, general and administrative expenses	0										0
Research and development expenses	0										0
Separation costs	0										0
Restructuring charges, net	0										0
Gains on divestiture and license	0										0
Operating (loss) income	0										0
Interest expense	0										0
Interest income	0										0
Other income (expense), net	0										0
Intercompany interest and fees	0										0
Equity in net income of subsidiaries	(115.8)										(173.1)
Income from continuing operations before income taxes	(115.8)										(173.1)
Income tax (benefit) expense	0										0
Income from continuing operations	(115.8)										(173.1)
Income from discontinued operations, net of income taxes	0										0
Net income	(115.8)										(173.1)
Other comprehensive income (loss), net of tax	(0.3)										(64.1)
Comprehensive income	$ (116.1)										$ (237.2)

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.